Segments of Operations (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment reporting information, by segment
The following tables (in millions) show GALIC’s assets, revenues and earnings before income taxes by segment.

	December 31,
	2018	2017	2016
Assets
Annuity	$40,115	$37,392	$33,607
Run-off life	686	728	755
Total assets	$40,801	$38,120	$34,362

	Year ended December 31,
	2018	2017	2016

Revenues
Annuity:
Net investment income	$1,638	$1,458	$1,355
Other income	108	106	104
Total annuity	1,746	1,564	1,459
Run-off life	50	47	49
Total revenues before realized gains (losses)	1,796	1,611	1,508
Realized losses on securities	(105)	(13)	(9)
Total revenues	$1,691	$1,598	$1,499

Earnings Before Income Taxes
Annuity	$363	$385	$371
Run-off life	(2)	9	5
Total earnings before realized gains (losses) and income taxes	361	394	376
Realized gains (losses) on securities	(105)	(13)	(9)
Total earnings before income taxes	$256	$381	$367